SCHEDULE OF RIGHT-OF-USE ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Operating Lease Right-of-use Assets And Operating Lease Liabilities
Office and warehouse lease	$ 702,888	$ 702,888
Less: Accumulated amortization	(476,196)	(330,437)
Right-of-use assets, net	$ 226,692	$ 372,451